SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
As a result of the change to two reportable segments, the segment information for the three months and six months ended June 30, 2017 have been retrospectively restated.

	Three months ended June 30,
	2018				2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues	72,987	11,214	—	84,201	105,237	30,732	—	135,969
Depreciation and amortization	(18,952)	(5,977)	—	(24,929)	(20,506)	(5,636)	—	(26,142)
Other operating expenses (2)	(15,260)	(7,372)	—	(22,632)	(16,121)	(6,309)	—	(22,430)
Operating income/(loss)	38,775	(2,135)	—	36,640	68,610	18,787	—	87,397
Other non-operating income	236	—	—	236	—	—	—	—

	Six months ended June 30,
	2018				2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Statement of operations:
Total operating revenues	135,534	22,881	—	158,415	179,234	58,120	—	237,354
Depreciation and amortization	(38,549)	(12,029)	—	(50,578)	(39,710)	(11,188)	—	(50,898)
Other operating expenses (2)	(29,858)	(15,273)	—	(45,131)	(31,687)	(12,451)	—	(44,138)
Operating income/(loss)	67,127	(4,421)	—	62,706	107,837	34,481	—	142,318
Other non-operating income	236	—	—	236	—	—	—	—

	June 30, 2018				December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination(1)	Total
Balance sheet:
Total assets (3)	1,124,858	535,393	600,580	2,260,831	1,149,624	545,244	732,503	2,427,371

(1) Relates to items not allocated to a segment, but included for reconciliation purposes, and eliminations required for consolidation purposes.
(2) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(3) Total assets by segment refers to our principal asset being that of our vessels.